Label	Element	Value
(MSIFT Strategic Income Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategic Income Portfolio (the "Fund") seeks to maximize current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class B, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $100,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary, on page 22 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.
Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class B, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $100,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended September 30, 2018, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will primarily invest in fixed-income securities that the Fund's Adviser will allocate among asset classes or market segments and which include: (1) corporate securities, (2) residential and commercial mortgage-backed securities ("RMBS" and "CMBS"), (3) asset-backed securities, (4) foreign securities, including emerging market securities, and (5) U.S. government securities and foreign sovereign debt. The Fund may also invest in currency and other derivatives.
The Fund may invest up to 65% of its net assets in any one asset class or market segment. However, the amount of the Fund's assets committed to any one asset class or market segment will fluctuate. The Adviser has the flexibility to select any combination of the aforementioned asset classes or market segments depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain asset classes or market segments and not others. The Fund will invest at least 70% of its net assets in U.S. fixed-income securities and may have no more than 5% of net asset exposure to non-U.S. dollar currencies. The Fund will also invest at least 50% of its net assets in securities rated investment grade. The Fund may invest in securities of any duration; however, the average duration of the Fund will normally vary between zero and six years.
The Fund may invest in fixed-income securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or in fixed-income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt.
The Fund may invest in fixed-income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed-income securities rated non-investment grade by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, considered by the Adviser to be of equivalent quality. In the case of a security that is rated differently by rating agencies, the security will be treated as rated in the highest rating category.
The corporate securities in which the Fund will invest may include fixed-income securities issued by corporations located in or outside of the United States, certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks, commercial paper and convertibles securities.
The Fund's mortgage securities may include agency mortgage-backed securities that are guaranteed by the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac"), each a government-sponsored enterprise, or the Government National Mortgage Association ("Ginnie Mae"), non-agency RMBS, CMBS and various other asset-backed securities.
The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The Fund may make global, regional and sector allocations to foreign and emerging markets. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest in restricted and illiquid securities.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted towards the Fund's exposure to the types of securities listed above to the extent they have economic characteristics similar to such securities.
The Adviser employs a value approach toward fixed-income investing. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.
The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.
The Adviser believes that environmental, social and governance ("ESG") factors have the ability to impact the fundamental credit risk of an entity and, in turn, the bond's price. The Fund's investment process incorporates information about ESG issues via an integrated approach within the Adviser's fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
For corporate bonds, the Adviser has a proprietary ESG-scoring methodology that explicitly considers the risks and opportunities ESG factors pose to corporate bonds. By combining third-party ESG data with proprietary sector views, the Adviser creates a unique scoring methodology that it applies across issuers in the credit space.
From a sovereign perspective, ESG issues are considered within the framework of the Adviser's fundamental country analysis and contribute to the Adviser's view of a country.
Within securitized products, the Adviser's consideration of ESG issues varies by underlying sector. For RMBS and asset-backed securities, the Adviser primarily focuses on the loan originators' and servicers' best practices. For CMBS, the focus is on the underlying commercial properties with particular emphasis on properties with potential environmental issues.
The Fund will not invest in the following:
  Corporations that generate revenue from the manufacturing or production of tobacco;
  Corporations that generate revenue from the manufacturing or production of landmines and cluster munitions (i.e., an explosive weapon that randomly scatters submunitions);
  Corporations that generate revenue from the manufacturing or production of firearms;
  Corporations that generate revenue from the mining of thermal coal or coal fired power generation; and
  Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.
The Fund may invest in green bonds (a debt security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.
In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. A portion of the Fund's fixed-income securities may be rated below investment grade. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.
  High Yield Securities ("Junk Bonds"). The Fund's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.
  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund's turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.
  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.
  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
  ESG Investment Risk. The Fund's adherence to its ESG criteria and application of related analyses when selecting investments may affect the Fund's performance depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company's ESG practices or the Adviser's assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, the Fund's adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of other issuers because data availability may be more limited with respect to non-U.S. issuers. The exclusionary criteria related to the Fund's ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund's investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2019 was 4.04%.
High Quarter	09/30/16	3.19%
Low Quarter	09/30/15	–1.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's other classes will vary from Class I shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(MSIFT Strategic Income Portfolio) | Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%	[1],[2]
(MSIFT Strategic Income Portfolio) | ICE BofAML 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	1.87%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[2],[3]
(MSIFT Strategic Income Portfolio) | Strategic Income Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	1.87%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[2],[4]
(MSIFT Strategic Income Portfolio) | Lipper Alternative Credit Focus Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	(0.81%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[2],[5]
(MSIFT Strategic Income Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.32%	[6]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	25.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	25.41%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	24.81%	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,049
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,237
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,339
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	7,049
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,237
Annual Return 2015	rr_AnnualReturn2015	(0.71%)
Annual Return 2016	rr_AnnualReturn2016	3.92%
Annual Return 2017	rr_AnnualReturn2017	7.17%
Annual Return 2018	rr_AnnualReturn2018	0.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return as of June 30, 2019 was 4.04%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.04%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 09/30/16
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 09/30/15
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.55%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Past One Year	rr_AverageAnnualReturnYear01	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
(MSIFT Strategic Income Portfolio) | Class I | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	(1.01%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014	[8]
(MSIFT Strategic Income Portfolio) | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
(MSIFT Strategic Income Portfolio) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[9]
Advisory Fee	rr_ManagementFeesOverAssets	0.32%	[6]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.01%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.06%	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[7]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How To Redeem Fund Shares" for further information about the CDSC waiver categories.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 419
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,130
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,224
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	419
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,802
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,130
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,224
Past One Year	rr_AverageAnnualReturnYear01	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
(MSIFT Strategic Income Portfolio) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Advisory Fee	rr_ManagementFeesOverAssets	0.32%	[6]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	13.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.38%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	12.68%	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[7]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,872
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,046
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,872
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,046
Past One Year	rr_AverageAnnualReturnYear01	(1.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015
(MSIFT Strategic Income Portfolio) | Class IS
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.32%	[6]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.63%	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,321
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,321
Past One Year	rr_AverageAnnualReturnYear01	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014

[1]	The Bloomberg Barclays U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective October 1, 2019, the Fund's primary benchmark changed to Bloomberg Barclays U.S. Aggregate Index because the Adviser believes the Bloomberg Barclays U.S. Aggregate Index is a more appropriate benchmark for the Fund's new investment objective and principal investment strategies also effective as of that date.
[2]	Since Inception reflects the inception date of Class I.
[3]	The ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. It is not possible to invest directly in an index.
[4]	The Strategic Income Blend Index is a performance linked benchmark of the old and new benchmark of the Fund, the old benchmark represented by ICE BofAML 3-Month U.S. Treasury Bill Index from the Fund's inception to September 30, 2019 and the new benchmark represented by Bloomberg Barclays U.S. Aggregate Index for periods thereafter. It is not possible to invest directly in an index.
[5]	The Lipper Alternative Credit Focus Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Alternative Credit Focus Funds classification. There are currently 30 funds represented in this Index.
[6]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective October 1, 2019.
[7]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.60% for Class I, 0.95% for Class A, 1.70% for Class C and 0.57% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[8]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[9]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How To Redeem Fund Shares" for further information about the CDSC waiver categories.
[10]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Fund Shares" for a complete discussion of the CDSC.